Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2020	132,863,067	(16,632,734)	116,230,333
- Depreciation for the year	-	(6,605,976)	(6,605,976)
- Sale of vessels	(17,655,916)	5,365,717	(12,290,199)
- Contingent consideration for the Synergy Vessels acquisition	548,612	-	548,612
- Capitalized expenses	575,677	-	575,677
Balance, December 31, 2020	116,331,440	(17,872,993)	98,458,447
- Depreciation for the year	-	(7,203,198)	(7,203,198)
- Delivery of M/V “Jonathan P”	25,771,926	-	25,771,926
- Delivery of M/V “Marcos V”	58,215,173	-	58,215,173
- Capitalized expenses	869,138	-	869,138
Balance, December 31, 2021	201,187,677	(25,076,191)	176,111,486